Quarterly Financial Data (Unaudited)	12 Months Ended
Jan. 02, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (unaudited):

The following table summarizes quarterly financial data for Fiscal 2015 and 2014:

2015	First	Second	Third	Fourth
	(16 weeks)	(12 weeks)	(12 weeks)	(12 weeks)
Net sales	$3,038,233	$2,370,037	$2,295,203	$2,033,545
Gross profit	1,393,924	1,087,289	1,032,387	909,172
Net income	148,112	149,998	120,469	54,819

Basic earnings per common share	2.02	2.04	1.64	0.75
Diluted earnings per common share	2.00	2.03	1.63	0.74

2014	First	Second	Third	Fourth
	(16 weeks)	(12 weeks)	(12 weeks)	(13 weeks)
Net sales	$2,969,499	$2,347,697	$2,289,456	$2,237,209
Gross profit	1,353,122	1,062,108	1,034,442	1,003,941
Net income	147,726	139,488	122,177	84,434

Basic earnings per common share	2.02	1.91	1.67	1.15
Diluted earnings per common share	2.01	1.89	1.66	1.15

Note: Quarterly and year-to-date computations of per share amounts are made independently. Therefore, the sum of per share amounts for the quarters may not be equal to the per share amount for the year.